Business acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed

As of acquisition close date
2020
(US$ thousand)

Fair value of consideration transferred
Cash (1)	$3,150
Ordinary shares	850
Number of ordinary shares issued	85
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	$556
Accounts receivable	203
Prepayments and other current assets	24
Property and equipment, net	15
Intangible assets, net	213
Salary and welfare payable	(31)
Taxes payable and other accrued liabilities	(16)
Deferred tax liabilities (2)	(53)

Total identifiable net assets acquired	911

Goodwill	3,089

Total purchase consideration	$4,000

(1)	The cash payment for Netless was made in first and second quarter of 2021.
(2)
As part of the business combination, the Company acquired developed technology at a gross amount of US$0.2 million, with an estimated useful life of 5 years that will be amortized on a straight-line basis; amortization expense of US$3.5 thousand and US$42.6 thousand recorded in general and administrative expense for the year ended December 31, 2020 and 2021. A deferred tax liability of US$53.2 thousand arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized and will be realized over 5 years which is in line with the developed technology’s amortization period. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.

Acquisition Of Easemob [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
The acquisition was recorded as a business combination. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition, as well as the fair value of the consideration transferred:

As of acquisition close date
2021
(US$ thousand)

Fair value of consideration transferred
Cash (1)	$53,350
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash-equivalents	$1,331
Accounts receivable	451
Prepayments and other current assets	704
Contract asset	705
Fixed assets	2
Intangible assets, net	8,155
Operating lease right-of-use assets	413
Other non-current assets	26
Accounts payable	(134)
Advances from customers	(6,710)
Salary and welfare payable	(2,863)
Taxes payable and other accrued liabilities	(200)
Operating lease liabilities	(363)
Deferred tax liabilities (2)	(1,219)

Total identifiable net assets acquired	298

Goodwill	53,052

Total purchase consideration	$53,350

(1)	The cash consideration for Easemob has not been fully paid. As of December 31, 2021, the amount of US$4.6 million was recorded as a payable in accrued expenses and other current liabilities.
(2)
A deferred tax liability of US$
1.2
 million arising from the difference between the accounting basis and tax basis of the identifiable intangible asset is recognized. The recognition of the deferred tax liability related to the intangible asset in turn increases the book basis of the asset.